Introduction, basis of presentation of the consolidated financial statements and other information (Details 3) R$ in Thousands	12 Months Ended
Dec. 31, 2019 BRL (R$)
Effects On Results Arising From The Adoption Of Ifrs [Abstract]
Rental Expense - Other administrative expenses	R$ 693,660
Asset amortization expenses - Tangible Assets	(564,132)
Interest expense on liabilities - Interest and similar income	(201,601)
Incremental interest tax effect - Income taxes	28,836
Total	R$ (43,237)